SPINNAKER ETF SERIES

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF
Fieldstone UVA Dividend Value ETF
The Cannabis ETF

Supplement to the Statement of Additional Information

July 31, 2019
This supplement to the Statement of Additional Information dated November 1, 2018 for the Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF and the Fieldstone UVA Dividend Value ETF, and dated June 19, 2019 for The Cannabis ETF (the “Funds”), each a series of the Spinnaker ETF Series (the “Trust”), updates the information described below.  For further information, please contact the Funds toll-free at 1-800-773-3863.  You may obtain copies of the Fund’s Prospectus and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or calling the Fund toll-free at the number above.
The Trustee and Officer chart under the section entitled “Management and Other Service Providers,” is replaced in its entirety with the following:
Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Thomas R. Galloway Date of Birth: 10/1963	Independent Trustee, Chairman	Since 12/16	Independent Investor since 2012: Previously, Portfolio Manager and Financial Analyst at WAMCO from 2000 to 2012.	3	Independent Trustee of the Leeward Investment Trust for all its series; Prophecy Alpha Fund I, a closed-end interval fund (all registered investment companies).
Jesse S. Eberdt, III Date of Birth: 10/1959	Independent Trustee	Since 12/16	Managing Director at Tempus Durham, LLC (advisory firm) since 2010.	3	None.
Other Officers
Katherine M. Honey Date of Birth: 09/1973	President and Principal Executive Officer	Since 12/16	EVP of The Nottingham Company since 2008.	n/a	n/a
Ashley E. Harris Date of Birth: 03/1984	Treasurer and Principal Financial Officer	Since 12/16	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Stacey Gillespie Date of Birth: 05/1974	Chief Compliance Officer	Since 12/16
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
				n/a	n/a

Investors Should Retain This Supplement for Future Reference